Report for the Calendar Year or Quarter Ended:	September 30, 2003
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 7, 2003

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$197,740

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AMERICAN INTERNATIONAL GP
COM
026874107
8237
142747
142747
142747
D
ANHEUSER-BUSCH COS
COM
035229103
7360
149165
149165
149165
D
AUTOMATIC DATA PROCESSING
COM
053015103
6114
170530
170530
170530
D
BARD (CR) INC.
COM
067383109
4668
65745
65745
65745
D
BELLSOUTH CORP
COM
079860102
280
11837
11837
11837
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
265
10325
10325
10325
D
CISCO SYSTEMS
COM
17275R102
4406
224909
224909
224909
D
CITIGROUP, INC.
COM
172967101
9917
217910
217910
217910
D
COMPASS BANCSHARES
COM
20449H109
7382
212735
212735
212735
D
CONOCOPHILLIPS
COM
20825C104
6990
127680
127680
127680
D
DENTSPLY INTERNATIONAL
COM
249030107
3274
73025
73025
73025
D
EXPEDITORS INTERNATIONAL
COM
302130109
5176
150470
150470
150470
D
EXXON MOBIL CORP
COM
30231G102
10639
290677
290677
290677
D
GENERAL DYNAMICS CORP
COM
369550108
5454
69871
69871
69871
D
GENERAL ELECTRIC
COM
369604103
8202
275131
275131
275131
D
HORMEL
COM
440452100
5753
250350
250350
250350
D
JOHNSON & JOHNSON
COM
478160104
8784
177385
177385
177385
D
MCGRAW HILL CO'S
COM
580645109
7466
120165
120165
120165
D
MEDTRONIC INC
COM
585055106
7252
154554
154554
154554
D
MERCK & CO.
COM
589331107
512
10118
10118
10118
D
METROPOLITAN LIFE INS. CO
COM
59156R108
6882
245340
245340
245340
D
MICROSOFT
COM
594918104
8457
304193
304193
304193
D
ORACLE CORP
COM
68389X105
3081
273910
273910
273910
D
PEPSICO
COM
713448108
8524
185985
185985
185985
D
PFIZER INC
COM
717081103
7803
256834
256834
256834
D
PITNEY-BOWES
COM
724479100
5546
144730
144730
144730
D
POLARIS INDUSTRIES
COM
731068102
6570
88600
88600
88600
D
PROCTOR & GAMBLE
COM
742718109
3571
38470
38470
38470
D
ROYAL DUTCH PETROL.
COM
780257804
448
10125
10125
10125
D
SONOCO PRODUCTS CO.
COM
835495102
5345
243495
243495
243495
D
STATE STREET CORP
COM
857477103
8540
189775
189775
189775
D
SUNGARD DATA SYSTEMS
COM
867363103
3740
142160
142160
142160
D
VIACOM CL B
COM
925524308
7294
190443
190443
190443
D
WAL-MART
COM
931142103
628
11249
11249
11249
D
WILMINGTON TRUST
COM
971807102
3180
103380
103380
103380
S
REPORT SUMMARY
35
RECORDS
197740
0
OTHER MANAGERS